Government Grants - Schedule of Government Grants (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Grant recognized in statement of loss [Member]
Schedule of Government Grants [Line Items]
Other grants	$ 90,065	$ 377,080	$ 351,713
Total grants	90,065	377,080	435,448
R&D tax credit		225,609	70,191
Total grants and R&D tax credits	90,065	602,689	505,639
Canada Emergency Wage Subsidy			83,735
Grant recorded against carrying amount of intangible assets (Note 12) [Member]
Schedule of Government Grants [Line Items]
Other grants	13,713	268,460	917,104
Total grants	13,713	268,460	950,788
R&D tax credit	346,580	256,234	776,050
Total grants and R&D tax credits	360,293	524,694	1,726,838
Canada Emergency Wage Subsidy			33,684
Total grant [Member]
Schedule of Government Grants [Line Items]
Other grants	103,778	645,540	1,268,817
Total grants	103,778	645,540	1,386,236
R&D tax credit	346,580	481,843	846,241
Total grants and R&D tax credits	$ 450,358	$ 13	2,232,477
Canada Emergency Wage Subsidy			$ 117,419